TAX SITUATION (Tables)	12 Months Ended
Dec. 31, 2025
TAX SITUATION [Abstract]
Schedule of Reconciliation Between the Statutory Income Tax Rate and Effective Tax Rate
The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2025		2024		2023
	In millions of soles	%	In millions of soles	%	In millions of soles	%

Theoretical tax and income tax rate in Perú	(2,914.2)	(29.50)	(2,307.3)	(29.50)	(2,040.9)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Perú	(15.7)	(0.16)	(77.2)	(0.99)	52.8	0.77
(ii) Provision tax on dividends	(215.9)	(2.17)	(146.7)	(1.88)	(235.7)	(3.44)
(iii) Non-taxable income, net	280.8	2.82	329.9	4.22	335.3	4.59
Income tax and effective income tax rate	(2,865.0)	(29.01)	(2,201.3)	(28.15)	(1,888.5)	(27.58)

Schedule of Income Tax Expenses
b)Income tax expense for the years ended December 31, 2025, 2024 and 2023 comprises:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Current -
In Peru	2,661,742	1,966,524	1,669,370
In other countries	328,881	289,694	295,169
	2,990,623	2,256,218	1,964,539

Deferred -
In Peru	(66,431)	(23,182)	(28,734)
In other countries	(59,293)	(31,761)	(47,354)
	(125,724)	(54,943)	(76,088)
Total	2,864,899	2,201,275	1,888,451

Schedule of Deferred Income Tax
c)The following table presents a summary of the Group’s deferred income tax:

	Consolidated statement of financial position		Consolidated statement of income
	2025	2024	2025	2024
	S/(000)	S/(000)	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	951,617	949,040	1,947	(73,960)
Carry forward tax losses	245,210	198,248	46,962	130,243
Provision for profit sharing	128,198	94,344	19,892	23,436
Provision for sundry expenses and risks	114,559	60,148	45,514	45
Unrealized losses due to valuation of investments at fair value through other comprehensive income	54,359	21,143	—	—
Provision for pending vacations	50,382	37,107	10,573	4,687
Provision for stock awards	17,300	13,872	3,130	52
Depreciation of improvements for leased premises	13,911	15,219	(1,412)	(5,217)
Others	153,974	58,099	82,835	(112,193)

Deferred liability
Intangibles, net	(75,009)	(101,945)	27,347	74,326
Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) and SBS	(69,997)	(76,059)	6,062	(31,043)
Buildings depreciation	(63,004)	(50,556)	(8,794)	13,283
Deferred acquisitions costs - DAC	(18,574)	(17,362)	(1,212)	(1,292)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(11,575)	853	—	—
Others	(99,715)	(31,285)	(45,163)	20,860
Total	1,391,636	1,170,866	187,681	43,227

	Consolidated statement of financial position		Consolidated statement of income
	2025	2024	2025	2024
	S/(000)	S/(000)	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Provision for sundry expenses and risks	16,048	23,034	(17,423)	10,639
Deferred income due to commission	3,322	4,645	(1,323)	(629)
Provision for profit sharing	1,462	14,850	(14,920)	(3,047)
Carry forward tax losses	—	19,757	(19,757)	—
Unrealized losses due to valuation of investments at fair value through other comprehensive income	(2,281)	28,165	—	—
Others	(6,467)	(39,448)	46,966	(34,374)

Deferred liability
Revaluation of long‑lived assets in a business combination	(262,667)	—	—	—
Intangibles, net	(56,211)	(16,953)	16,144	19,616
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(17,305)	(13,846)	—	—
Deferred acquisitions costs - DAC	(9,446)	(8,277)	(1,169)	(91)
Gain generated in the reorganization of Pacífico EPS	—	(39,515)	39,515	—
Others	(43,394)	(31,437)	(109,990)	19,602
Total	(376,939)	(59,025)	(61,957)	11,716

Schedule of Income Tax Returns of Major Subsidiaries Open for Examination by Tax Authorities
e) The Tax Authority in Peru is the National Superintendency of Customs and Tax Administration (Superintendencia Nacional de Aduanas y de Administración Tributaria – SUNAT). The Peruvian Tax Authority is entitled to review and, if necessary, request amendments to the annual tax returns of the subsidiaries established in Peru within four years after the year of their filing. However, this statute of limitations may be suspended in accordance with the criteria set forth in Peruvian tax legislation. The annual tax returns of the subsidiaries that are still open to review by the Peruvian Tax Authority are as follows:

Banco de Crédito del Perú S.A. (*)	2021 - 2024
Mibanco, Banco de la Microempresa S.A. (**)	2023 - 2024
Pacífico Compañía de Seguros y Reaseguros (***)	2021 - 2024
Credicorp Capital Servicios Financieros	2022 - 2024
Credicorp Capital Perú (****)	2022 - 2024
Grupo Crédito	2021 - 2024

Schedule of Income Tax Returns of Major Subsidiaries Auditing the Sworn Declaration by Tax Authorities
It is worth noting that the Tax Authority is currently auditing the Company’s income tax returns, with the following exceptions and updates:
(*) In December 2025, the Tax Authority notified the commencement of the audit of the Corporate Income Tax for fiscal year 2021.
(**) As of December 2, 2025, Mibanco was notified by the Tax Authority of the commencement of a tax audit related to Corporate Income Tax for fiscal year 2023. The audit procedure is currently ongoing.

(***) As of December 31, 2025, the Tax Authority is reviewing the income tax return for the 2021 fiscal year.

(****) The Tax Authority has reviewed the income tax return of Credicorp Capital Perú for the 2021 fiscal year.

Schedule of Annual Income Tax Returns Pending Review by the Overseas Tax Authorities
The tax authorities of Bolivia and Colombia are empowered to review and, if applicable, issue new income tax assessments for Credicorp’s subsidiaries located in these countries. Local regulations also establish the timeframe within which such reviews may be conducted after the filing of the income tax returns. Additionally, in the case of Colombia, a six-year statute of limitations applies to taxpayers required to comply with Transfer Pricing regulations or to those that report tax losses. The annual income tax returns pending review by the foreign tax authorities are as follows:

Banco de Crédito de Bolivia	2017 - 2024
Credicorp Capital Colombia (*)	2020 - 2024
Mibanco Colombia	2020 - 2024
Credicorp Capital Fiduciaria (*)	2020 - 2024